Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 120,356	$ 184,596
Accounts receivable	387,626	357,233
Other receivables	367,030	319,616
Prepaid expenses and other current assets	2,065	2,216
Total current assets	877,077	863,661
Non-current assets:
Leasehold improvements and equipment, net	17,820	30,397
Operating lease right-of-use assets	653,603	453,708
Total non-current assets	671,423	484,105
Total assets	1,548,500	1,347,766
Current liabilities:
Deferred revenue	178,976	119,028
Accounts payable, other payables and accruals	318,997	228,642
Current operating lease liabilities	204,017	162,178
Income tax payable		314
Amount due to related parties	851,769	674,537
Total current liabilities	1,553,759	1,184,699
Non-current liabilities:
Non-current operating lease liabilities	449,586	291,530
Total non-current liabilities	449,586	291,530
Total liabilities	2,003,345	1,476,229
Shareholders’ equity (deficit)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the six months ended June 30, 2022 and the year ended December 31, 2021)	30,273	30,273
Additional paid-in capital	(1,140)	(1,140)
Foreign currency translation reserve	22,232	33,455
Retained earnings (loss)	(505,600)	(191,051)
Non-controlling interest	(610)
Total shareholders’ equity (deficit)	(454,845)	(128,463)
Total liabilities and equity	$ 1,548,500	$ 1,347,766